Deferred Revenues (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Mar. 31, 2013 Mini-Vacations and Sampler Programs revenue [Member]	Dec. 31, 2012 Mini-Vacations and Sampler Programs revenue [Member]	Dec. 31, 2011 Mini-Vacations and Sampler Programs revenue [Member]	Mar. 31, 2013 Maintenace and Reserve Fee Revenue [Member]	Dec. 31, 2012 Maintenace and Reserve Fee Revenue [Member]	Dec. 31, 2011 Maintenace and Reserve Fee Revenue [Member]	Mar. 31, 2013 Annual Membership Fees [Member]	Dec. 31, 2012 Annual Membership Fees [Member]	Dec. 31, 2011 Annual Membership Fees [Member]	Mar. 31, 2013 Deferred Revenue from and Exchange Company [Domain]	Dec. 31, 2012 Deferred Revenue from and Exchange Company [Domain]	Dec. 31, 2011 Deferred Revenue from and Exchange Company [Domain]	Mar. 31, 2013 Accrued Guest Deposits [Domain]	Dec. 31, 2012 Accrued Guest Deposits [Domain]	Dec. 31, 2011 Accrued Guest Deposits [Domain]	Mar. 31, 2013 Unbilled Revenues [Member]	Dec. 31, 2012 Unbilled Revenues [Member]	Dec. 31, 2011 Unbilled Revenues [Member]	Mar. 31, 2013 Amenity Fee Revenue [Domain]	Dec. 31, 2012 Amenity Fee Revenue [Domain]	Dec. 31, 2011 Amenity Fee Revenue [Domain]	Mar. 31, 2013 Management Fees and Allocation Revenue [Domain]	Dec. 31, 2012 Management Fees and Allocation Revenue [Domain]	Oct. 05, 2012 Aegean Blue Acquisition [Member]
Deferred Revenue Arrangement [Line Items]
Business Acquisition, Purchase Price Allocation, Current Liabilities, Deferred Revenue																											$ 400,000
Recognition of Deferred Revenue	5,000,000
Deferred Revenue	$ 93,833,000	$ 108,443,000	$ 70,774,000	$ 38,572,000	$ 33,633,000	$ 16,954,000	$ 30,642,000	$ 13,335,000	$ 11,508,000	$ 31,015,000	$ 41,097,000	$ 38,124,000	$ 2,193,000	$ 2,350,000	$ 2,787,000	$ 2,777,000	$ 2,100,000	$ 659,000	$ 1,013,000	$ 958,000	$ 742,000	$ 1,818,000	$ 0	$ 0	$ 413,000	$ 360,000